Interest-Bearing Borrowings - Schedule of Bridge Loan - Derivative Component (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Bridge Loan - Derivative Component [Abstract]
Opening balance	$ 1,551,677
On initial recognition	842,181
Change in fair value	835,433
Exercised during the year	(3,229,291)
Ending balance